T. ROWE PRICE Floating Rate Fund
February 28, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS  87.0% (1)
Aerospace & Defense  2.8%
Apple Bidco, FRN, 1M TSFR + 2.50%, 6.173%, 9/23/31  2,184 2,184
Bleriot U.S. Bidco, FRN, 3M TSFR + 2.50%, 6.172%, 10/31/30  6,540 6,537
Brown Group Holding, FRN, 3M TSFR + 2.50%, 6.17%, 7/1/31  21,448 21,479
Dynasty Acquisition, FRN, 1M TSFR + 2.00%, 5.673%, 10/31/31  23,002 23,060
Kaman, FRN, 1M TSFR + 2.50%, 6.173%, 2/26/32  2,010 2,006
Kaman, FRN, 3M TSFR + 2.50%, 2.007%, 2/26/32 (2) 190 190
Mahseer Holdings, FRN, 1M TSFR + 3.25%, 2/5/33 (3) 806 808
Mahseer Holdings, FRN, 1M TSFR + 3.25%, 2/5/33 (3) 129 129
TransDigm, FRN, 1M TSFR + 2.25%, 5.923%, 3/22/30  14,392 14,375
TransDigm, FRN, 1M TSFR + 2.50%, 6.173%, 2/28/31  21,550 21,544
TransDigm, FRN, 1M TSFR + 2.50%, 6.173%, 1/19/32  4,103 4,100
TransDigm, FRN, 1M TSFR + 2.50%, 6.173%, 8/19/32  19,207 19,196
115,608
Airlines  0.4%
AAdvantage Loyality IP, FRN, 3M TSFR + 2.25%, 5.918%,
4/20/28  16,738 16,702
16,702
Automotive  3.2%
American Axle & Manufacturing, FRN, 1M TSFR + 3.25%,
6.91%, 2/3/33  5,310 5,280
Autokiniton U.S. Holdings, FRN, 1M TSFR + 4.00%, 7.787%,
4/6/28 (3) 31,469 31,329
Belron Finance 2019, FRN, 3M TSFR + 2.00%, 5.66%, 10/16/31  10,581 10,576
Clarios Global, FRN, 1M TSFR + 2.50%, 6.173%, 5/6/30  8,686 8,653
Clarios Global, FRN, 1M TSFR + 2.75%, 6.423%, 1/28/32  31,314 31,209
Mavis Tire Express Services Topco, FRN, 1M TSFR + 3.00%,
6.673%, 5/4/28  27,405 27,331
Tenneco, FRN, 3M TSFR + 5.00%, 8.756%, 11/17/28  4,240 4,175
Wand NewCo 3, FRN, 1M TSFR + 2.50%, 6.173%, 1/30/31  10,558 10,490
129,043
Broadcasting  3.6%
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 4.00%,
7.787%, 8/21/28  14,451 14,491
CMG Media, FRN, 3M TSFR + 3.50%, 7.272%, 6/18/29 (3) 33,253 31,374
E.W. Scripps, FRN, 1M TSFR + 3.35%, 7.132%, 11/30/29  8,828 8,545
E.W. Scripps, FRN, 1M TSFR + 5.75%, 9.532%, 6/30/28  8,901 8,968
Gray Media, FRN, 1M TSFR + 5.25%, 8.921%, 6/4/29  169 168
iHeartCommunications, FRN, 1M TSFR + 5.78%, 9.562%,
5/1/29  9,727 8,397
Neptune Bidco U.S., FRN, 3M TSFR + 5.00%, 8.76%, 2/3/33  46,160 43,402
Nexstar Media, FRN, 1M TSFR + 2.50%, 6.173%, 6/28/32 (3) 9,721 9,709

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Sinclair Television Group, FRN, 1M TSFR + 3.30%, 7.087%,
12/31/29  4,776 4,060
Townsquare Media, FRN, 6M TSFR + 5.00%, 8.587%, 2/19/30  6,514 4,821
Univision Communications, FRN, 1M TSFR + 3.25%, 7.037%,
1/31/29  4,185 4,159
Univision Communications, FRN, 1M TSFR + 3.50%, 7.287%,
1/31/29  4,248 4,234
Univision Communications, FRN, 3M TSFR + 4.25%, 7.922%,
6/24/29  6,674 6,590
148,918
Building Products  1.4%
Chariot Buyer, FRN, 1M TSFR + 2.75%, 6.423%, 9/8/32  12,619 12,567
CP Atlas Buyer, FRN, 1M TSFR + 5.25%, 8.923%, 7/8/30  9,726 9,389
MI Windows & Doors, FRN, 1M TSFR + 2.75%, 6.423%,
3/28/31 (3) 9,558 9,479
Quikrete Holdings, FRN, 1M TSFR + 2.25%, 5.923%, 1/30/32  25,773 25,747
57,182
Cable Operators  1.1%
Cable One, FRN, 1M TSFR + 2.00%, 5.787%, 5/3/28  3,894 3,666
CSC Holdings, FRN, 3M USD PRIME + 1.50%, 6.45%, 4/15/27  17,975 15,504
Directv Financing, FRN, 3M TSFR + 5.25%, 9.178%, 8/2/29  5,797 5,796
Directv Financing, FRN, 3M TSFR + 5.50%, 9.167%, 2/17/31 (3) 8,890 8,875
Radiate Holdco, FRN, 8.787%, 9/25/29 (1.50% PIK and 1M
TSFR + 3.50% Cash) (4) 8,802 7,621
Radiate Holdco, FRN, 1M TSFR + 4.00%, 4.587%, 6/26/29 (2)
(5) 2,042 2,037
43,499
Chemicals  1.4%
Nouryon Finance, FRN, 3M TSFR + 3.25%, 6.917%, 4/3/28  6,292 6,244
Nouryon Finance, FRN, 6M TSFR + 3.25%, 6.828%, 4/3/28  18,603 18,580
Qnity Electronics, FRN, 6M TSFR + 2.00%, 5.698%, 11/1/32  14,455 14,496
W. R. Grace Holdings, FRN, 3M TSFR + 3.00%, 6.689%,
8/19/32  7,621 7,608
Windsor Holdings III, FRN, 1M TSFR + 2.75%, 6.423%, 8/1/30  10,445 10,422
57,350
Consumer Products  1.0%
19th Holdings Golf, FRN, 1M TSFR + 3.25%, 7.023%, 2/7/29 (3) 5,416 5,392
ABG Intermediate Holdings 2, FRN, 1M TSFR + 2.25%,
5.923%, 12/21/28  4,128 4,112
Bulldog Purchaser, FRN, 3M TSFR + 3.25%, 6.913%, 2/4/33  6,825 6,804
Lavender U.S. HoldCo 1, FRN, 3M TSFR + 3.25%, 6.935%,
12/30/32  8,385 8,364
Life Time, FRN, 1M TSFR + 2.00%, 5.671%, 11/5/31  8,608 8,614

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Peloton Interactive, FRN, 1M TSFR + 5.50%, 9.173%, 5/30/29  8,456 8,482
41,768
Container  1.3%
Albea Beauty Holdings, FRN, 3M EURIBOR + 5.00%, 7.019%,
12/31/27 (EUR)  1,090 1,187
Charter Next Generation, FRN, 1M TSFR + 2.50%, 6.171%,
11/29/30  34,899 34,855
Proampac PG Borrower, FRN, 3M TSFR + 4.00%, 2/22/33 (3)
(5) 1,905 1,879
Proampac PG Borrower, FRN, 3M TSFR + 4.00%, 7.663%,
9/15/28  16,889 16,636
54,557
Energy  1.7%
Brazos Delaware II, FRN, 1M TSFR + 2.50%, 6.16%, 2/11/30  4,749 4,755
CPPIB OVM Member U.S., FRN, 1M TSFR + 2.25%, 5.922%,
8/20/31  5,774 5,767
Deep Blue Operating I, FRN, 1M TSFR + 2.75%, 6.421%,
10/1/32  12,695 12,735
Goodnight Water Solutions Holdings, FRN, 1M TSFR + 4.00%,
7.673%, 6/4/29  6,639 6,622
M6 ETX Holdings II Midco, FRN, 1M TSFR + 2.50%, 6.173%,
4/1/32  9,544 9,570
NGL Energy Operating, FRN, 1M TSFR + 3.50%, 7.173%,
2/3/31  23,008 23,008
Northriver Midstream Finance, FRN, 3M TSFR + 2.25%,
5.911%, 8/16/30  8,436 8,435
70,892
Entertainment & Leisure  3.5%
AMC Entertainment Holdings, FRN, 1M TSFR + 7.00%,
10.667%, 1/4/29  30,574 29,919
Cinemark USA, FRN, 3M TSFR + 2.25%, 5.923%, 5/24/30  5,133 5,141
Crown Finance U.S., FRN, 1M TSFR + 4.50%, 8.171%, 12/2/31  31,903 30,952
Delta 2, FRN, 3M TSFR + 1.75%, 5.422%, 9/10/31  15,350 15,361
EOC Borrower, FRN, 1M TSFR + 2.75%, 6.423%, 3/24/32  21,244 21,154
TKO Worldwide Holdings, FRN, 3M TSFR + 2.00%, 5.664%,
11/21/31  40,127 40,136
United Talent Agency, FRN, 1M TSFR + 3.00%, 6.66%,
6/10/32 (5) 1,626 1,618
144,281
Financial  15.2%
Acrisure, FRN, 1M TSFR + 3.00%, 6.673%, 11/6/30  29,627 28,642
Acrisure, FRN, 1M TSFR + 3.25%, 6.923%, 6/21/32  9,274 8,988
Alera Group, FRN, 1M TSFR + 2.75%, 6.423%, 5/30/32  21,037 19,982
Alera Group, FRN, 1M TSFR + 5.50%, 9.173%, 5/30/33  55,605 54,389

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Alliant Holdings Intermediate, FRN, 1M TSFR + 2.50%, 6.173%,
9/19/31  25,635 25,012
Apollo Commercial Real Estate Finance, FRN, 1M TSFR +
3.25%, 6.917%, 6/13/30  2,895 2,893
Aretec Group, FRN, 1M TSFR + 3.00%, 6.673%, 8/9/30  3,400 3,277
BCPE Pequod Buyer, FRN, 3M TSFR + 2.75%, 6.417%,
11/25/31  19,445 18,776
Blackstone Mortgage Trust, FRN, 1M TSFR + 2.50%, 6.173%,
12/10/30  4,018 4,008
Chicago U.S. Midco III, FRN, 1M TSFR + 2.50%, 5.536%,
11/1/32 (2) 6,303 6,208
Citadel Securities Global Holdings, FRN, 3M TSFR + 2.00%,
5.672%, 10/31/31  3,669 3,656
Citco Funding, FRN, 3M TSFR + 2.00%, 5.667%, 1/30/33  4,055 4,003
CRC Insurance Group, FRN, 3M TSFR + 4.75%, 8.422%,
5/6/32  58,650 58,112
Edelman Financial Engines Center, FRN, 1M TSFR + 3.00%,
6.673%, 4/7/28  15,126 15,005
Edelman Financial Engines Center, FRN, 1M TSFR + 5.25%,
8.923%, 10/6/28  30,986 30,650
EP Wealth Advisors, FRN, 3M TSFR + 3.00%, 6.672%,
10/18/32  4,145 4,109
Focus Financial Partners, FRN, 1M TSFR + 2.50%, 6.173%,
9/15/31  44,787 42,156
GTCR Everest Borrower, FRN, 3M TSFR + 2.50%, 6.16%,
9/5/31  10,650 10,435
HighTower Holding, FRN, 3M TSFR + 2.75%, 6.413%,
2/3/32 (5) 37,575 36,988
HUB International, FRN, 3M TSFR + 2.25%, 5.92%, 6/20/30  57,743 57,046
Insignia Financial, FRN, 1M TSFR + 4.50%, 11/24/32 (3)(5) 14,005 13,795
Jane Street Group, FRN, 3M TSFR + 2.00%, 5.673%, 12/15/31  21,345 20,644
Jones DesLauriers Insurance Management, FRN, 3M TSFR +
3.00%, 6.664%, 2/2/33  20,860 20,000
KREF Holdings X, FRN, 1M TSFR + 2.50%, 6.16%, 3/5/32  6,243 6,149
OneDigital Borrower, FRN, 1M TSFR + 3.00%, 6.673%, 7/2/31  18,096 17,406
OneDigital Borrower, FRN, 1M TSFR + 5.25%, 8.923%, 7/2/32  27,999 27,911
Orion Advisor Solutions, FRN, 3M TSFR + 2.75%, 6.421%,
9/9/30  5,054 4,852
Osaic Holdings, FRN, 3M TSFR + 2.50%, 6.164%, 7/30/32  20,451 19,767
PEX Holdings, FRN, 3M TSFR + 2.75%, 6.422%, 11/26/31 (5) 6,134 5,965
Ryan Specialty, FRN, 1M TSFR + 2.00%, 5.673%, 9/15/31  3,262 3,254
Sedgwick Claims Management Services, FRN, 1M TSFR +
2.50%, 6.173%, 7/31/31  50,577 48,882
622,960

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Food  0.9%
1440 Foods Topco, FRN, 1M TSFR + 5.00%, 8.673%, 10/31/31  4,529 4,076
Celsius Holdings, FRN, 3M TSFR + 2.50%, 6.172%, 4/1/32  8,613 8,654
Chobani, FRN, 1M TSFR + 2.25%, 5.923%, 10/28/32  10,787 10,814
Primo Brands, FRN, 3M TSFR + 2.25%, 5.922%, 3/31/28  9,404 9,394
Snacking Investments U.S., FRN, 3M TSFR + 3.00%, 6.667%,
10/29/32  5,515 5,508
38,446
Gaming  1.5%
Caesars Entertainment, FRN, 1M TSFR + 2.25%, 5.923%,
2/6/30  12,044 11,946
Caesars Entertainment, FRN, 1M TSFR + 2.25%, 5.923%,
2/6/31  11,943 11,818
HRNI Holdings, FRN, 3M TSFR + 4.25%, 8.086%, 12/11/28  15,162 14,580
Light & Wonder International, FRN, 1M TSFR + 2.00%, 5.677%,
4/16/29  7,307 7,297
Ontario Gaming GTA, FRN, 3M TSFR + 4.25%, 7.922%, 8/1/30  6,437 6,054
Playtika Holding, FRN, 1M TSFR + 2.75%, 6.537%, 3/13/28  2,326 2,156
Voyager Parent, FRN, 3M TSFR + 4.25%, 7.911%, 7/1/32  6,314 6,286
60,137
Health Care  9.7%
1261229 B.C., FRN, 1M TSFR + 6.25%, 9.923%, 10/8/30  17,806 17,321
Amneal Pharmaceuticals, FRN, 1M TSFR + 3.00%, 6.673%,
8/1/32  3,506 3,505
Argent Finco, FRN, 1M TSFR + 2.50%, 11/22/32 (3) 7,445 7,468
AthenaHealth Group, FRN, 1M TSFR + 2.75%, 6.423%,
2/15/29 (3) 19,162 18,635
Bausch + Lomb, FRN, 1M TSFR + 3.75%, 7.423%, 1/15/31  16,080 16,072
Concentra Health Services, FRN, 1M TSFR + 2.00%, 5.673%,
7/26/31  4,306 4,322
Dechra Finance U.S., FRN, 3M TSFR + 2.75%, 6.387%,
1/27/32  4,273 4,269
Financiere Mendel, FRN, 3M TSFR + 2.75%, 6.389%, 11/8/30  3,774 3,779
Global Medical Response, FRN, 3M TSFR + 3.50%, 7.17%,
10/1/32  6,330 6,325
Heartland Dental, FRN, 1M TSFR + 3.75%, 7.423%, 8/25/32  8,448 8,422
Hopper Merger Sub, FRN, 1/5/34 (3)(5) 69,160 68,468
Hopper Merger Sub, FRN, 1M TSFR + 2.25%, 1/14/33 (3) 31,920 31,521
Insulet, FRN, 1M TSFR + 2.00%, 5.673%, 8/1/31  3,450 3,475
IVI America, FRN, 3M TSFR + 3.25%, 6.922%, 4/9/31  9,822 9,876
LifePoint Health, FRN, 3M TSFR + 3.50%, 7.152%, 5/17/31 (3) 12,610 12,589
LifePoint Health, FRN, 3M TSFR + 3.75%, 7.422%, 5/17/31  12,761 12,765
Loire Finco Luxembourg, FRN, 1M TSFR + 4.00%, 7.673%,
1/21/30  4,346 4,339

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Medline Borrower, FRN, 1M TSFR + 1.75%, 5.423%, 10/23/28  4,550 4,555
Medline Borrower, FRN, 1M TSFR + 1.75%, 5.423%, 10/23/30  32,765 32,819
Opal U.S., FRN, 3M TSFR + 3.00%, 6.686%, 4/28/32  44,359 44,292
Paradigm Parent, FRN, 3M TSFR + 4.50%, 8.172%, 4/16/32  4,444 3,705
PetVet Care Centers, FRN, 1M TSFR + 6.00%, 8.811%,
10/24/30 (2)(5) 4,163 3,872
QuidelOrtho, FRN, 1M TSFR + 4.00%, 7.673%, 8/20/32  4,269 4,264
Sebia, FRN, 1M TSFR + 4.00%, 7.673%, 12/13/27  10,979 10,979
Star Parent, FRN, 3M TSFR + 4.00%, 7.672%, 9/27/30  3,868 3,740
Surgery Center Holdings, FRN, 1M TSFR + 2.50%, 6.173%,
12/19/30  28,242 28,252
Team Health Holdings, FRN, 3M TSFR + 4.00%, 7.661%,
6/30/28  14,890 14,861
U.S. Renal Care, FRN, 1M TSFR + 5.00%, 8.787%, 6/28/28 (3) 9,077 8,570
Waystar Technologies, FRN, 1M TSFR + 2.00%, 5.673%,
10/22/29 (5) 4,174 4,137
397,197
Information Technology  14.0%
Applied Systems, FRN, 1M TSFR + 2.25%, 5.924%, 2/24/31  59,081 57,817
Applied Systems, FRN, 3M TSFR + 4.50%, 8.172%, 2/23/32  32,865 32,331
Avalara, FRN, 3M TSFR + 2.75%, 6.422%, 3/26/32  19,382 17,949
Central Parent, FRN, 3M TSFR + 3.25%, 6.922%, 7/6/29  6,089 3,806
Cloud Software Group, FRN, 3M TSFR + 3.25%, 6.922%,
3/21/31  15,247 14,126
Cloud Software Group, FRN, 3M TSFR + 3.25%, 6.922%,
8/13/32  27,447 25,402
ConnectWise, FRN, 3M TSFR + 3.50%, 7.434%, 9/29/28  4,199 3,758
Delivery Hero Finco, FRN, 3M TSFR + 5.00%, 8.639%,
12/12/29  14,713 14,662
Delta Topco, FRN, 3M TSFR + 5.25%, 8.914%, 11/29/30  6,405 5,452
Disco Parent, FRN, 3M TSFR + 3.00%, 6.673%, 8/6/32 (5) 9,292 9,036
Dye & Durham, FRN, 3M TSFR + 4.25%, 8.022%, 4/11/31  6,482 5,747
ECI Macola, FRN, 3M TSFR + 2.75%, 6.422%, 5/9/30  7,630 7,381
Ellucian Holdings, FRN, 1M TSFR + 2.50%, 6.173%, 10/9/29  27,763 26,802
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 8.423%, 11/22/32  39,001 37,441
Epicor Software, FRN, 1M TSFR + 2.50%, 6.173%, 5/30/31  63,821 61,809
Fleet U.S. Bidco, FRN, 3M TSFR + 2.75%, 6.419%, 2/21/31 (5) 10,897 10,856
Javelin Buyer, FRN, 3M TSFR + 5.00%, 8.673%, 12/6/32  8,530 7,762
Kaseya, FRN, 1M TSFR + 3.00%, 6.673%, 3/22/32  6,348 5,726
Kaseya, FRN, 1M TSFR + 5.00%, 8.673%, 3/21/33  21,855 17,630
McAfee, FRN, 1M TSFR + 3.00%, 6.673%, 3/1/29  31,691 27,492
MH Sub I, FRN, 1M TSFR + 4.25%, 7.923%, 5/3/28  15,033 12,164
MH Sub I, FRN, 1M TSFR + 4.25%, 7.923%, 12/31/31  10,875 7,368
MH Sub I, FRN, 1M TSFR + 6.25%, 9.923%, 2/23/29  15,124 10,818

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Orion U.S. Finco, FRN, 3M TSFR + 3.50%, 7.15%, 10/8/32  6,380 6,258
Orion U.S. Finco, FRN, 3M TSFR + 5.50%, 9.15%, 10/11/33  6,570 6,529
Project Alpha Intermediate Holding, FRN, 3M TSFR + 5.00%,
8.672%, 5/9/33  23,164 17,257
Proofpoint, FRN, 3M TSFR + 3.00%, 6.672%, 8/31/28  19,055 18,212
RealPage, FRN, 3M TSFR + 3.75%, 7.422%, 4/24/28  4,218 3,927
Red Planet Borrower, FRN, 1M TSFR + 4.00%, 7.673%, 9/8/32  19,035 18,405
Sandisk, FRN, 3M TSFR + 3.00%, 6.669%, 2/20/32  1,004 1,004
Starlight Parent, FRN, 3M TSFR + 4.00%, 7.701%, 4/16/32  4,374 3,745
X, 9.50%, 10/26/29  32,020 33,573
X, FRN, 6M TSFR + 6.50%, 10.448%, 10/26/29  32,558 32,626
X.AI, 12.50%, 6/28/30  2,025 2,293
X.AI, FRN, 3M TSFR + 7.25%, 10.922%, 6/28/30  6,125 6,345
573,509
Manufacturing  5.6%
Alliance Laundry Systems, FRN, 3M TSFR + 2.25%, 5.919%,
8/19/31  2,476 2,473
CompoSecure Holdings, FRN, 1M TSFR + 2.25%, 5.91%,
1/14/33  8,815 8,760
CPM Holdings, FRN, 1M TSFR + 4.50%, 8.171%, 9/28/28  21,566 21,125
Engineered Machinery Holdings, FRN, 3M TSFR + 3.25%,
6.922%, 11/26/32  29,195 29,268
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%,
9.934%, 5/21/29 (5) 26,564 26,697
Filtration Group, FRN, 1M TSFR + 2.75%, 6.423%, 10/21/28  35,138 35,161
Lsf12 Helix Parent, FRN, 1M TSFR + 3.50%, 7.173%, 1/22/33  6,706 6,698
LTI Holdings, FRN, 1M TSFR + 3.75%, 7.423%, 7/29/29  41,170 41,166
Madison IAQ, FRN, 6M TSFR + 2.50%, 6.128%, 6/21/28  12,208 12,210
Madison IAQ, FRN, 6M TSFR + 2.75%, 6.378%, 11/8/32  2,062 2,065
Madison Safety & Flow, FRN, 1M TSFR + 2.50%, 6.173%,
9/26/31  4,360 4,356
Merlin Buyer, FRN, 3M TSFR + 4.00%, 7.672%, 12/14/28  7,848 7,885
Pro Mach Group, FRN, 1M TSFR + 2.75%, 6.423%,
10/15/32 (3) 20,889 20,868
Recess Holdings, FRN, 3M TSFR + 3.75%, 7.418%, 2/20/30  3,751 3,757
Watlow Electric Manufacturing, FRN, 3M TSFR + 3.00%,
6.667%, 3/2/28  4,292 4,294
226,783
Metals & Mining  0.3%
Arsenal AIC Parent, FRN, 1M TSFR + 2.75%, 6.423%, 8/18/30  10,291 10,291
10,291
Miscellaneous  0.6%
Alpha Generation, FRN, 1M TSFR + 1.75%, 5.423%, 9/30/31  23,889 23,792
23,792

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Other Telecommunications  1.5%
Level 3 Financing, FRN, 1M TSFR + 3.25%, 6.923%, 3/29/32  37,980 38,037
QualityTech, FRN, 1M TSFR + 3.50%, 7.173%, 11/4/31  7,985 7,915
Uniti Services, FRN, 1M TSFR + 4.00%, 7.673%, 10/6/32 (5) 8,765 8,765
Zayo Group Holdings, FRN, 7.787%, 3/11/30 (1.00% PIK and
1M TSFR + 3.00% Cash) (4) 6,261 6,018
60,735
Restaurants  0.6%
Dave & Buster's, FRN, 3M TSFR + 3.25%, 6.938%, 6/29/29  8,843 8,171
IRB Holding, FRN, 1M TSFR + 2.50%, 6.173%, 12/15/30  15,206 15,141
23,312
Retail  1.5%
Boots Group Finco, FRN, 3M TSFR + 3.25%, 6.956%, 8/30/32  12,625 12,630
Evergreen Acqco 1, FRN, 3M TSFR + 3.00%, 6.701%, 9/17/32  5,024 5,022
Men's Wearhouse, FRN, 3M TSFR + 5.75%, 9.421%,
1/28/31 (3) 10,193 10,164
PetSmart, FRN, 1M TSFR + 4.00%, 7.677%, 8/18/32  14,698 14,600
Sweetwater Borrower, FRN, 1M TSFR + 4.00%, 7.66%,
2/17/33 (5) 3,320 3,324
Victra Holdings, FRN, 3M TSFR + 3.75%, 7.422%, 3/29/29  14,715 14,651
60,391
Satellites  1.2%
Connect Finco, FRN, 1M TSFR + 4.50%, 8.173%, 9/27/29  19,155 19,117
Iridium Satellite, FRN, 1M TSFR + 2.25%, 5.923%, 9/20/30  4,326 4,158
Vantor Holdings, FRN, 1M TSFR + 4.50%, 2/28/33 (3) 17,600 17,336
Viasat, FRN, 1M TSFR + 4.50%, 8.287%, 3/2/29 (3) 4,829 4,828
Viasat, FRN, 1M TSFR + 4.50%, 8.292%, 5/30/30  4,806 4,800
50,239
Services  7.0%
Aggreko Holdings, FRN, 3M TSFR + 3.00%, 6.664%, 5/21/31  19,064 19,052
Allied Universal Holdco, FRN, 1M TSFR + 3.25%, 6.923%,
8/20/32  42,065 42,039
Anticimex Global, FRN, 3M TSFR + 2.90%, 6.56%, 11/17/31  6,482 6,486
Ascend Learning, FRN, 1M TSFR + 3.00%, 6.673%, 12/11/28  10,879 10,335
Chrysaor Bidco, FRN, 3M TSFR + 3.25%, 6.90%, 10/30/31 (3) 7,072 7,046
Clearwater Analytics, FRN, 1M TSFR + 2.00%, 5.677%, 4/21/32  10,489 10,472
Crown Subsea Communications Holding, FRN, 1M TSFR +
3.00%, 6.673%, 1/30/31  6,713 6,717
Dayforce Bidco, FRN, 3M TSFR + 3.00%, 6.661%, 2/4/33 (3) 21,260 19,544
Fortress Intermediate 3, FRN, 1M TSFR + 3.00%, 6.668%,
6/27/31 (5) 10,310 10,001
HireRight Holdings, FRN, 1M TSFR + 3.25%, 6.923%, 9/27/30  4,540 3,783
Icon Parent, FRN, 3M TSFR + 2.75%, 6.439%, 11/13/31  13,010 12,292
Mermaid Bidco, FRN, 3M TSFR + 3.25%, 6.913%, 7/3/31  10,731 10,208

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Project Boost Purchaser, FRN, 3M TSFR + 2.75%, 6.422%,
7/16/31  10,725 10,202
Renaissance Holdings, FRN, 3M TSFR + 4.00%, 7.667%,
4/5/30  15,026 11,225
Sabre GLBL, FRN, 1M TSFR + 6.00%, 9.773%, 11/15/29  4,640 3,205
Sabre GLBL, FRN, 1M TSFR + 6.25%, 10.023%, 7/30/29  4,004 2,783
Salas O'brien, FRN, 1M TSFR + 2.75%, 5.689%, 1/31/33 (2)(5) 3,425 3,412
Shift4 Payments, FRN, 3M TSFR + 2.00%, 5.652%, 7/3/32  5,970 5,963
Speed Midco 3, FRN, 6M TSFR + 2.50%, 6.288%, 10/7/32  8,925 8,903
Staples, FRN, 3M TSFR + 5.75%, 9.414%, 9/4/29  3,891 3,472
TK Elevator U.S. Newco, FRN, 6M TSFR + 2.75%, 6.377%,
4/30/30  6,035 6,032
Trio Bidco, FRN, 3M TSFR + 0.50%, 0.50%, 10/29/32 (2) 1,455 1,408
Trio Bidco, FRN, 3M TSFR + 4.00%, 7.672%, 10/8/32  13,820 13,371
UKG, FRN, 3M TSFR + 2.50%, 6.167%, 2/10/31  56,099 52,986
Wash Bidco, FRN, 1M TSFR + 3.25%, 6.923%, 8/9/32  5,370 5,397
286,334
Supermarkets  0.4%
BradyPlus Holdings, FRN, 3M TSFR + 3.50%, 7.19%, 12/29/32  6,600 6,538
EG America, FRN, 1M TSFR + 3.25%, 6.923%, 2/10/31  10,551 10,527
17,065
Utilities  4.7%
Cogentrix Finance Holdco I, FRN, 1M TSFR + 2.25%, 5.923%,
2/26/32  19,917 19,861
Compass Power Generation, FRN, 1M TSFR + 3.25%, 6.923%,
4/14/29  3,292 3,302
Constellation Renewables, FRN, 3M TSFR + 2.00%, 5.673%,
12/15/27  12,902 12,906
Cornerstone Generation, FRN, 3M TSFR + 2.25%, 5.917%,
8/11/32  22,497 22,525
Hamilton Projects Acquiror, FRN, 1M TSFR + 2.50%, 6.173%,
5/30/31  9,682 9,701
Innio North America Holding, FRN, 3M TSFR + 2.00%, 5.66%,
11/2/31  2,871 2,870
MacLean, 1/22/33 (3)(5) 25,035 24,785
MRP Buyer, FRN, 3M TSFR + 3.25%, 5.461%, 6/4/32 (2) 560 559
MRP Buyer, FRN, 3M TSFR + 3.25%, 6.922%, 6/4/32 (3) 5,278 5,274
Resilience Parent, FRN, 1M TSFR + 2.50%, 1/22/33 (3) 33,410 33,327
Talen Energy Supply, FRN, 3M TSFR + 2.00%, 5.672%,
11/25/32  6,363 6,375
Talen Energy Supply, FRN, 3M TSFR + 2.50%, 6.153%, 5/17/30  13,201 13,229
Talen Energy Supply, FRN, 3M TSFR + 2.50%, 6.153%,
12/15/31  28,560 28,610

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
TerraForm Power Operating, FRN, 3M TSFR + 2.00%, 5.672%,
5/21/29  8,081 8,071
191,395
Wireless Communications  0.9%
Asurion, FRN, 1M TSFR + 3.75%, 2/14/33 (3) 3,830 3,760
Asurion, FRN, 1M TSFR + 4.25%, 7.923%, 9/19/30  8,666 8,638
Asurion, FRN, 1M TSFR + 4.25%, 8.023%, 8/19/28  770 769
Asurion, FRN, 1M TSFR + 5.25%, 9.037%, 1/20/29 (3) 21,316 21,303
34,470
Total Bank Loans (Cost $3,631,179) 3,556,856
CONVERTIBLE PREFERRED STOCKS  0.2%
Insurance  0.2%
Acrisure, Series A-2, Acquisition Date: 5/20/25, Cost $6,200 (5)
(6)(7) 257 6,200
Total Convertible Preferred Stocks (Cost $6,200) 6,200
CORPORATE BONDS  8.2%
Aerospace & Defense  0.1%
TransDigm, 6.75%, 8/15/28 (8) 4,070 4,142
4,142
Automotive  1.0%
Ford Motor Credit, FRN, SOFR + 2.95%, 6.662%, 3/6/26  8,665 8,667
Rivian Holdings, 10.00%, 1/15/31 (8) 35,550 33,633
42,300
Broadcasting  1.2%
Gray Media, 9.625%, 7/15/32 (8) 6,640 6,900
Gray Media, 10.50%, 7/15/29 (8) 5,184 5,560
Neptune Bidco U.S., 9.29%, 4/15/29 (8) 8,730 8,757
Neptune Bidco U.S., 9.50%, 2/15/33 (8) 4,270 4,184
Neptune Bidco U.S., 10.375%, 5/15/31 (8) 14,045 14,178
Univision Communications, 8.00%, 8/15/28 (8) 4,254 4,376
Univision Communications, 9.375%, 8/1/32 (8) 6,285 6,645
50,600
Building Products  0.0%
CP Atlas Buyer, 9.75%, 7/15/30 (8) 1,275 1,276
1,276
Cable Operators  0.4%
CSC Holdings, 11.25%, 5/15/28 (8) 9,700 7,683
Directv Financing, 10.00%, 2/15/31 (8) 8,035 8,219
15,902

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Energy  0.4%
Aethon III, 10.077%, 1/10/27, Acquisition Date: 9/5/25,
Cost $3,662 (5)(6) 3,680 3,652
Venture Global LNG, 9.50%, 2/1/29 (8) 3,255 3,491
Venture Global LNG, VR, 9.00% (8)(9)(10) 5,070 4,433
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (8) 3,530 3,917
15,493
Financial  0.8%
Acrisure, 8.50%, 6/15/29 (8) 4,015 4,012
Alliant Holdings Intermediate, 6.75%, 10/15/27 (8) 3,610 3,612
Alliant Holdings Intermediate, 6.75%, 4/15/28 (8) 4,225 4,271
Aretec Group, 10.00%, 8/15/30 (8) 3,397 3,618
Hightower Holding, 9.125%, 1/31/30 (8) 4,095 4,251
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (8) 3,910 4,057
Navient, 9.375%, 7/25/30  3,325 3,365
USI, 7.50%, 1/15/32 (8) 4,176 4,290
31,476
Health Care  0.6%
1261229 B.C., 10.00%, 4/15/32 (8) 4,150 4,311
CHS, 10.875%, 1/15/32 (8) 8,232 8,933
LifePoint Health, 11.00%, 10/15/30 (8) 11,520 12,517
25,761
Information Technology  0.8%
Cloud Software Group, 9.00%, 9/30/29 (8) 22,445 21,873
X.AI, 12.50%, 6/30/30 (8) 8,330 9,487
31,360
Metals & Mining  0.1%
Arsenal AIC Parent, 11.50%, 10/1/31 (8) 3,360 3,705
3,705
Other Telecommunications  0.5%
Level 3 Financing, 3.75%, 7/15/29 (8) 595 554
Level 3 Financing, 6.875%, 6/30/33 (8) 3,250 3,366
Level 3 Financing, 7.00%, 3/31/34 (8) 8,005 8,320
WULF Compute, 7.75%, 10/15/30 (8) 6,450 6,829
19,069
Printing & Publishing  0.3%
Getty Images, 10.50%, 11/15/30 (8) 8,315 7,355
Getty Images, 11.25%, 2/21/30 (8) 6,435 5,639
12,994
Real Estate Investment Trust Securities  0.1%
Service Properties Trust, 8.625%, 11/15/31 (8) 2,975 3,130
Service Properties Trust, Zero Coupon, 9/30/27 (8) 3,425 3,125
6,255

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Retail  0.1%
Men's Wearhouse, 9.00%, 2/1/31 (8) 330 340
Petco Health & Wellness, 8.25%, 2/1/31 (8) 4,370 4,264
4,604
Services  0.6%
Allied Universal Holdco, 7.875%, 2/15/31 (8) 3,616 3,820
EG Global Finance, 12.00%, 11/30/28 (8) 9,520 10,235
Sabre Financial Borrower, 11.125%, 6/15/29 (8) 6,515 6,276
Sabre GLBL, 10.75%, 11/15/29 (8) 387 286
UKG, 6.875%, 2/1/31 (8) 2,170 2,106
22,723
Telephones  0.1%
Verizon Communications, FRN, SOFRINDX + 0.79%, 4.48%,
3/20/26  2,690 2,675
2,675
Utilities  0.6%
NRG Energy, VR, 10.25% (8)(9)(10) 5,330 5,879
Talen Energy Supply, 8.625%, 6/1/30 (8) 3,833 4,034
Vistra, VR, 8.00% (8)(9)(10) 2,258 2,298
Vistra, Series C, VR, 8.875% (8)(9)(10) 11,170 12,312
24,523
Wireless Communications  0.5%
Asurion & Asurion Co-Issuer, 8.00%, 12/31/32 (8) 8,145 8,569
Asurion & Asurion Co-Issuer, 8.375%, 2/1/34 (8) 13,817 13,735
22,304
Total Corporate Bonds (Cost $337,712) 337,162
PREFERRED STOCKS  0.2%
Financial  0.2%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $7,407 (5)
(6) 8 7,230
Navacord, Class A, Acquisition Date: 1/30/26, Cost $3,405
(CAD) (5)(6)(7) 5 3,388
Total Preferred Stocks (Cost $10,812) 10,618

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SHORT-TERM INVESTMENTS  8.4%
Money Market Funds  8.4%
T. Rowe Price Government Reserve Fund, 3.73% (11)(12) 341,796 341,796
Total Short-Term Investments (Cost $341,796) 341,796
Total Investments in Securities 104.0%
(Cost $4,327,699) $ 4,252,632
Other Assets Less Liabilities (4.0)% (165,088)
Net Assets 100.0% $ 4,087,544
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at February 28, 2026, were $5,011 and were valued at $4,911
(0.1% of net assets).
(3) All or a portion of this loan is unsettled as of February 28, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Level 3 in fair value hierarchy.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $20,470 and represents 0.5% of net assets.
(7) Non-income producing
(8) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $318,803 and represents 7.8% of net assets.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

T. ROWE PRICE Floating Rate Fund

.
.
.
.
.
.
.
.
.
.
(10) Perpetual security with no stated maturity date.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
CAD Canadian Dollar
EUR Euro
FRN Floating Rate Note
PIK Payment-in-kind
PRIME Prime rate
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Sold 0.0%
Goldman Sachs, Protection Sold
(Relevant Credit: Carvana, Caa1*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 * 324 32 23 9
JPMorgan Chase, Protection Sold
(Relevant Credit: Carvana, Caa1*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 * 324 32 22 10
Total Bilateral Credit Default Swaps, Protection
Sold 45 19
Total Return Swaps (0.0)%
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 3.670% (SOFR) at Maturity,
3/20/26 10,015 90 — 90
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 3.682% (SOFR) at Maturity,
3/20/26 15,000 (380) — (380)
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 3.682% (SOFR) at Maturity,
6/20/26 21,650 (612) — (612)
Total Bilateral Total Return Swaps — (902)
Total Bilateral Swaps 45 (883)
*
Credit ratings as of February 28, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 4/24/26 USD 3,408 CAD 4,610 $ 20
Morgan Stanley 5/22/26 USD 8,681 EUR 7,298 22
Net unrealized gain (loss) on open forward
currency exchange contracts $ 42

T. ROWE PRICE Floating Rate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.73% $ —# $ — $ 8,956+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
2/28/26
T. Rowe Price Government
Reserve Fund, 3.73% $ 361,545  ¤  ¤ $ 341,796^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $8,956 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $341,796.

T. ROWE PRICE Floating Rate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Floating Rate Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Floating Rate Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Floating Rate Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect

T. ROWE PRICE Floating Rate Fund

fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Floating Rate Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
February 28, 2026. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at February 28, 2026, totaled $(1,679,000) for the period ended February 28, 2026. During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of
Level 3 were because observable market data became available for the security.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bank Loans $ — $ 3,321,220 $ 235,636 $ 3,556,856
Convertible Preferred Stocks — — 6,200 6,200
Corporate Bonds — 333,510 3,652 337,162
Preferred Stocks — — 10,618 10,618
Short-Term Investments 341,796 — — 341,796
Total Securities 341,796 3,654,730 256,106 4,252,632
Swaps — 154 — 154
Forward Currency Exchange
Contracts — 42 — 42
Total $ 341,796 $ 3,654,926 $ 256,106 $ 4,252,828
Liabilities
Swaps $ — $ 992 $ — $ 992

T. ROWE PRICE Floating Rate Fund

The fund’s Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the fund, including third-party transactions and indicative broker quotations. As a result, there were no unobservable inputs that have been internally developed by the fund in determining the fair value of investments as of February 28, 2026.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F194-054Q3 02/26
($000s)
Beginning
Balance
5/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
2/28/26
Investment
in Securities
Bank Loans $ 184,441 $ (1,681) $ 220,086 $ (136,879) $ 27,622 $ (57,953) $ 235,636
Convertible
Preferred
Stocks 6,200 — — — — — 6,200
Corporate
Bonds — — 3,652 — — — 3,652
Preferred
Stocks 7,535 (321) 3,404 — — — 10,618
Total $ 198,176 $ (2,002) $ 227,142 $ (136,879) $ 27,622 $ (57,953) $ 256,106